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							March 4, 2021



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549


Re:       Pioneer Series Trust VI (the "Trust")
          (File Nos. 333-138560 and 811-21978)
          CIK No. 0001380192


Ladies and Gentlemen:


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus and statement of additional information for Pioneer Floating Rate Fund and and the form of statement of additional information for Pioneer Flexible Opportunities Fund, each a series of the Trust, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 39 to the Trust's registration statement on Form N-1A, filed electronically with the Commission on February 24, 2021
(Accession No. 0001193125-21-054324).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.

					`Very truly yours,


					/s/ Daniel J. Hynes
    					-------------------------
    					Daniel J. Hynes
    					Senior Legal Product Manager



cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq.



Amundi Asset Management US, Inc.
60 State Street
Boston, MA  02109-1820